Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	42 Months Ended	47 Months Ended	60 Months Ended	66 Months Ended	86 Months Ended	90 Months Ended		120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000001642
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000065146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000073358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000082256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000082257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000095861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000095862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000112440
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000112441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000196927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000196928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000196929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000200241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000200239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000200240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000216733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000216734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000216732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000227029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000227030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000227028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000233227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000233228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000233226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000196932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000198571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TA Shares
C000196933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Without Sales Load [Member] | C000001642
Average Annual Return [Line Items]
Average Annual Return, Percent		33.80%			22.74%					19.41%
Without Sales Load [Member] | C000077805
Average Annual Return [Line Items]
Average Annual Return, Percent		34.14%			23.05%					19.72%
Without Sales Load [Member] | C000174760
Average Annual Return [Line Items]
Average Annual Return, Percent		34.14%			23.05%					19.72%
Without Sales Load [Member] | C000065146
Average Annual Return [Line Items]
Average Annual Return, Percent		32.51%			22.59%					17.68%
Without Sales Load [Member] | C000077806
Average Annual Return [Line Items]
Average Annual Return, Percent		32.86%			22.91%					17.98%
Without Sales Load [Member] | C000174761
Average Annual Return [Line Items]
Average Annual Return, Percent		32.83%			22.92%					17.98%
Without Sales Load [Member] | C000073358
Average Annual Return [Line Items]
Average Annual Return, Percent		19.45%			6.26%					6.54%
Without Sales Load [Member] | C000077807
Average Annual Return [Line Items]
Average Annual Return, Percent		19.72%			6.52%					6.80%
Without Sales Load [Member] | C000174762
Average Annual Return [Line Items]
Average Annual Return, Percent		19.74%			6.51%					6.79%
Without Sales Load [Member] | C000082256
Average Annual Return [Line Items]
Average Annual Return, Percent		10.29%			10.61%					8.90%
Without Sales Load [Member] | C000082257
Average Annual Return [Line Items]
Average Annual Return, Percent		10.58%			10.89%					9.19%
Without Sales Load [Member] | C000165214
Average Annual Return [Line Items]
Average Annual Return, Percent		10.58%			10.89%					9.19%
Without Sales Load [Member] | C000095861
Average Annual Return [Line Items]
Average Annual Return, Percent		19.78%			5.38%					4.35%
Without Sales Load [Member] | C000095862
Average Annual Return [Line Items]
Average Annual Return, Percent		20.11%			5.65%					4.63%
Without Sales Load [Member] | C000165215
Average Annual Return [Line Items]
Average Annual Return, Percent		20.10%			5.65%					4.63%
Without Sales Load [Member] | C000112440
Average Annual Return [Line Items]
Average Annual Return, Percent		30.92%			2.48%					11.33%
Without Sales Load [Member] | C000112441
Average Annual Return [Line Items]
Average Annual Return, Percent		31.23%			2.73%					11.59%
Without Sales Load [Member] | C000174764
Average Annual Return [Line Items]
Average Annual Return, Percent		31.21%			2.73%					11.59%
Without Sales Load [Member] | C000196927
Average Annual Return [Line Items]
Average Annual Return, Percent		15.65%			9.04%			8.46%
Without Sales Load [Member] | C000196928
Average Annual Return [Line Items]
Average Annual Return, Percent		15.94%			9.32%			8.70%
Without Sales Load [Member] | C000196929
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%			9.32%			8.68%
Without Sales Load [Member] | C000200241
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.48%)			4.67%		8.83%
Without Sales Load [Member] | C000200239
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.74%)			4.42%		8.56%
Without Sales Load [Member] | C000200240
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.48%)			4.68%		8.84%
Without Sales Load [Member] | C000216733
Average Annual Return [Line Items]
Average Annual Return, Percent		27.43%			10.36%	12.26%
Without Sales Load [Member] | C000216734
Average Annual Return [Line Items]
Average Annual Return, Percent		27.74%			10.63%	12.53%
Without Sales Load [Member] | C000216732
Average Annual Return [Line Items]
Average Annual Return, Percent		27.65%			10.63%	12.53%
Without Sales Load [Member] | C000227029
Average Annual Return [Line Items]
Average Annual Return, Percent		5.56%		(0.74%)
Without Sales Load [Member] | C000227030
Average Annual Return [Line Items]
Average Annual Return, Percent		5.90%		(0.50%)
Without Sales Load [Member] | C000227028
Average Annual Return [Line Items]
Average Annual Return, Percent		5.89%		(0.47%)
Without Sales Load [Member] | C000233227
Average Annual Return [Line Items]
Average Annual Return, Percent		33.99%	11.99%
Without Sales Load [Member] | C000233228
Average Annual Return [Line Items]
Average Annual Return, Percent		34.35%	12.33%
Without Sales Load [Member] | C000233226
Average Annual Return [Line Items]
Average Annual Return, Percent		34.23%	12.24%
Without Sales Load [Member] | C000196932
Average Annual Return [Line Items]
Average Annual Return, Percent		17.99%			11.71%				12.65%
Without Sales Load [Member] | C000198571
Average Annual Return [Line Items]
Average Annual Return, Percent		18.30%			11.97%				12.91%
Without Sales Load [Member] | C000196933
Average Annual Return [Line Items]
Average Annual Return, Percent		18.29%			12.00%				12.92%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%			15.96%					12.96%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%			15.96%					12.96%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%			15.96%					12.96%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%			15.96%					12.96%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%			15.96%					12.96%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%			15.96%					12.96%
Baron Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		17.72%			10.13%					6.12%
Baron Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		17.72%			10.13%					6.12%
Baron Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		17.72%			10.13%					6.12%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%					13.65%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%					13.65%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%					13.65%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		15.29%			6.81%					4.81%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		15.29%			6.81%					4.81%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		15.29%			6.81%					4.81%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%			13.65%					9.99%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%			13.65%					9.99%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%			13.65%					9.99%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%			13.76%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%			13.76%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%			13.76%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%			15.96%		13.76%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%			15.96%		13.76%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%			15.96%		13.76%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%	14.37%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%	14.37%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%	14.37%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		15.29%		1.44%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		15.29%		1.44%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		15.29%		1.44%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%	9.49%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%	9.49%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%	9.49%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%				13.77%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%				13.77%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%			16.64%				13.77%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		26.49%			12.65%					12.13%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		26.49%			12.65%					12.13%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		26.49%			12.65%					12.13%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent		8.81%			7.50%					8.53%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent		8.81%			7.50%					8.53%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent		8.81%			7.50%					8.53%
Baron Index: MSCI ACWI ex USA IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Average Annual Return, Percent		14.67%			7.27%					6.35%
Baron Index: MSCI ACWI ex USA IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Average Annual Return, Percent		14.67%			7.27%					6.35%
Baron Index: MSCI ACWI ex USA IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Average Annual Return, Percent		14.67%			7.27%					6.35%
Baron Index: MSCI USA IMI Extended Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Average Annual Return, Percent		13.30%			12.26%					9.00%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		7.63%			7.37%					5.03%
Baron Index: MSCI USA IMI Extended Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Average Annual Return, Percent		13.30%			12.26%					9.00%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		7.63%			7.37%					5.03%
Baron Index: MSCI USA IMI Extended Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Average Annual Return, Percent		13.30%			12.26%					9.00%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		7.63%			7.37%					5.03%
Baron Index: MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent		16.39%			5.52%					5.40%
Baron Index: MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent		16.39%			5.52%					5.40%
Baron Index: MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent		16.39%			5.52%					5.40%
Baron Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent		16.71%			13.87%					12.34%
Baron Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent		16.71%			13.87%					12.34%
Baron Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent		16.71%			13.87%					12.34%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		7.63%			7.37%			4.13%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		7.63%			7.37%			4.13%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		7.63%			7.37%			4.13%
Baron Index: Russell 3000 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent		(6.13%)			6.25%		8.25%
Baron Index: Russell 3000 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent		(6.13%)			6.25%		8.25%
Baron Index: Russell 3000 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent		(6.13%)			6.25%		8.25%
Baron Index: FactSet Global FinTech Index - Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index - Total Return Index
Average Annual Return, Percent		23.22%			4.98%	4.55%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%			13.65%	11.03%
Baron Index: FactSet Global FinTech Index - Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index - Total Return Index
Average Annual Return, Percent		23.22%			4.98%	4.55%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%			13.65%	11.03%
Baron Index: FactSet Global FinTech Index - Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index - Total Return Index
Average Annual Return, Percent		23.22%			4.98%	4.55%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%			13.65%	11.03%
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Average Annual Return, Percent		(2.28%)		(3.10%)
Baron Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent		0.85%		10.13%
Baron Index: MSCI AC Asia ex Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Average Annual Return, Percent		16.81%		1.41%
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Average Annual Return, Percent		(2.28%)		(3.10%)
Baron Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent		0.85%		10.13%
Baron Index: MSCI AC Asia ex Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Average Annual Return, Percent		16.81%		1.41%
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Average Annual Return, Percent		(2.28%)		(3.10%)
Baron Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent		0.85%		10.13%
Baron Index: MSCI AC Asia ex Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Average Annual Return, Percent		16.81%		1.41%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%	7.53%
Baron Index: MSCI ACWI Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Average Annual Return, Percent		14.86%	12.12%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%	7.53%
Baron Index: MSCI ACWI Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Average Annual Return, Percent		14.86%	12.12%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%	7.53%
Baron Index: MSCI ACWI Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Average Annual Return, Percent		14.86%	12.12%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%			13.65%				9.97%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%			13.65%				9.97%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		16.17%			13.65%				9.97%